STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5%
Advertising - 3.4%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	2,075,000	[b]	2,177,017
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	1,205,000	[b]	1,254,411
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	945,000	[b]	1,010,413
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	740,000	[b]	792,932
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	975,000	[b]	998,927
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	1,793,000	[b]	1,940,564
					8,174,264
Aerospace & Defense - 1.4%
Bombardier, Sr. Unscd. Notes		6.00	2/15/2028	554,000	[b]	556,465
TransDigm, Gtd. Notes		4.88	5/1/2029	1,389,000		1,397,063
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	1,440,000	[b]	1,498,522
					3,452,050
Airlines - 1.2%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	836,000	[b]	1,032,539
American Airlines Group, Gtd. Notes		3.75	3/1/2025	927,000	[b]	867,760
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	875,000	[b]	904,164
					2,804,463
Automobiles & Components - 3.0%
Clarios Global, Gtd. Notes		8.50	5/15/2027	1,255,000	[b]	1,331,913
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	2,970,000	[b]	3,095,735
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	525,000		617,828
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,620,000		1,843,503
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	315,000	[b]	295,464
					7,184,443
Building Materials - 2.6%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	855,000	[b]	915,055
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	2,577,000	[b]	2,567,736
Griffon, Gtd. Notes		5.75	3/1/2028	1,215,000		1,264,335
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	975,000	[b]	1,148,889
PGT Innovations, Gtd. Notes		4.38	10/1/2029	325,000	[b]	327,182
					6,223,197
Chemicals - 7.1%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	1,502,000	[b]	1,470,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Chemicals - 7.1% (continued)
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b]	234,552
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b]	2,175,976
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,052,000	[b,c]	1,065,124
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	1,230,000	[b,d]	1,361,845
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	254,000	[b,c]	259,715
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	2,433,000	[b]	2,423,013
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	791,000	[b]	772,336
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	906,000	[b]	891,087
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	540,000	[b]	554,850
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	1,295,000	[b]	1,322,855
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	1,051,000	[b]	1,064,348
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	341,000	[b]	344,894
Venator Finance, Gtd. Notes		5.75	7/15/2025	2,070,000	[b]	1,989,353
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	750,000	[b]	820,658
					16,750,921
Collateralized Loan Obligations Debt - 6.6%
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.73	1/25/2035	1,000,000	[b,d]	1,000,547
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		5.92	4/15/2030	1,000,000	[b,d]	981,817
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.12	4/18/2031	2,000,000	[b,d]	1,906,254
Crown Point 8 CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		7.26	10/20/2034	2,375,000	[b,d]	2,300,453
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,000,000	[b,d]	1,111,941
Northwoods Capital 27 CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		7.16	10/17/2034	1,150,000	[b,d]	1,125,251
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		6.43	1/20/2031	1,525,000	[b,d]	1,490,074
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		5.88	10/20/2030	2,000,000	[b,d]	1,943,994
Octagon Investment Partners 46 CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		6.72	7/15/2036	2,000,000	[b,d]	1,950,698
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.17	4/17/2031	2,000,000	[b,d]	1,866,012
					15,677,041

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Commercial & Professional Services - 8.0%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,095,000	[b]	2,050,816
Aggreko Holdings, Sr. Scd. Notes		6.13	10/15/2026	443,000	[b]	447,886
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	540,000	[b]	621,604
APX Group, Gtd. Notes		5.75	7/15/2029	1,516,000	[b]	1,495,398
APX Group, Sr. Scd. Notes		6.75	2/15/2027	870,000	[b]	914,453
HealthEquity, Gtd. Notes		4.50	10/1/2029	1,425,000	[b]	1,412,531
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		1,316,938
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	1,210,000	[b]	1,254,818
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,610,000	[b]	1,681,283
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	3,101,000	[b]	2,922,041
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	740,000	[b]	756,650
The Hertz, Gtd. Notes		4.63	12/1/2026	986,000	[b]	993,479
The Hertz, Gtd. Notes		5.00	12/1/2029	235,000	[b]	235,625
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	290,000	[b]	335,844
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[b]	2,547,653
					18,987,019
Consumer Discretionary - 13.1%
Allen Media, Gtd. Notes		10.50	2/15/2028	2,242,000	[b]	2,342,262
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	1,144,000	[b]	1,131,433
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b]	1,413,124
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b]	1,204,928
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,640,000	[b]	1,946,318
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	1,115,000	[b]	1,139,246
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	580,000	[b]	609,522
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	265,000	[b]	318,258
Carnival, Gtd. Notes		6.00	5/1/2029	737,000	[b]	734,771
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	1,525,000	[b]	1,527,288
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	1,860,000	[b]	1,952,172
Cinemark USA, Gtd. Notes		5.88	3/15/2026	1,140,000	[b]	1,155,675
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	860,000	[b]	1,158,913
Everi Holdings, Gtd. Notes		5.00	7/15/2029	1,615,000	[b]	1,633,807
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	1,765,000	[b]	1,872,921
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	190,000	[b]	193,662
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	870,000	[b]	1,202,113
NCL, Gtd. Notes		5.88	3/15/2026	244,000	[b]	243,238
NCL Finance, Gtd. Notes		6.13	3/15/2028	912,000	[b]	899,848
Ritchie Bros Holdings, Gtd. Notes		4.75	12/15/2031	118,000	[b]	123,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Consumer Discretionary - 13.1% (continued)
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	602,000		565,182
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	1,670,000	[b]	1,692,178
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	910,000	[b]	926,307
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	720,000	[b]	840,215
Scientific Games International, Gtd. Notes		7.25	11/15/2029	230,000	[b]	256,831
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[b]	1,622,813
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b]	610,945
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	95,000	[b]	104,634
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,473,000	[b]	1,673,866
					31,095,861
Diversified Financials - 7.8%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	1,250,000	[b]	1,311,638
Compass Group Diversified Holdings, Sr. Unscd. Notes		5.00	1/15/2032	240,000	[b]	246,361
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	695,000	[b]	977,170
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,665,000	[b]	1,738,044
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[b]	1,283,309
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,565,000	[b]	1,852,087
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000		2,101,252
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	2,555,000	[b]	2,609,958
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	900,000	[b]	938,516
Navient, Sr. Unscd. Notes		5.50	3/15/2029	600,000		599,457
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000		976,534
Navient, Sr. Unscd. Notes		6.75	6/15/2026	1,525,000		1,687,306
PennyMac Financial Services, Gtd. Notes		5.38	10/15/2025	965,000	[b]	992,628
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	1,085,000	[b]	1,097,374
					18,411,634
Electronic Components - 1.0%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	780,000	[b]	827,795
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,400,000	[b]	1,537,116
					2,364,911

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Energy - 13.3%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,340,000	[b]	1,389,915
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	555,000	[b]	612,190
Antero Resources, Gtd. Notes	5.38	3/1/2030	555,000	[b]	594,230
Antero Resources, Gtd. Notes	7.63	2/1/2029	901,000	[b]	1,001,538
Antero Resources, Gtd. Notes	8.38	7/15/2026	289,000	[b]	329,414
Apache, Sr. Unscd. Notes	5.10	9/1/2040	783,000		886,027
Archrock Partners, Gtd. Notes	6.25	4/1/2028	1,142,000	[b]	1,192,408
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b]	1,673,460
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	510,000	[b]	541,130
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	526,000	[b]	537,046
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	810,000	[b]	835,450
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	646,000	[b]	658,759
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	725,000	[b]	754,109
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	1,000,000	[b]	1,039,020
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	645,000	[b]	660,267
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	1,090,000	[b]	1,163,575
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	510,000		557,899
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	485,000	[b]	527,981
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b]	678,362
Genesis Energy, Gtd. Notes	6.50	10/1/2025	1,320,000		1,304,873
Genesis Energy, Gtd. Notes	8.00	1/15/2027	850,000		876,928
Matador Resources, Gtd. Notes	5.88	9/15/2026	250,000		257,839
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	630,000		766,508
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000		1,021,600
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,857,026
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	1,980,000		2,673,752
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	1,452,000	[b]	1,497,978
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	370,000		397,099
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	1,127,000		1,193,397
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	475,000		530,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Energy - 13.3% (continued)
Targa Resources Partners, Gtd. Notes		6.88	1/15/2029	1,250,000		1,400,200
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	238,000		251,637
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	1,738,000		1,809,423
					31,471,914
Environmental Control - 1.1%
Covanta Holding, Gtd. Notes		4.88	12/1/2029	381,000	[b]	387,294
Harsco, Gtd. Notes		5.75	7/31/2027	1,570,000	[b]	1,601,007
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	559,000	[b]	652,809
					2,641,110
Food Products - 1.6%
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000		2,928,742
United Natural Foods, Gtd. Notes		6.75	10/15/2028	785,000	[b]	841,736
					3,770,478
Food Service - .5%
TKC Holdings, Sr. Scd. Notes		6.88	5/15/2028	1,120,000	[b]	1,146,398
Forest Products & Paper - .8%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	1,835,000	[b]	1,812,448
Health Care - 11.3%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	1,960,000	[b]	1,680,288
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,094,000	[b]	1,115,699
Bausch Health, Gtd. Notes		6.25	2/15/2029	225,000	[b]	214,173
Bausch Health, Gtd. Notes		7.25	5/30/2029	145,000	[b]	143,754
Bausch Health, Gtd. Notes		9.00	12/15/2025	895,000	[b]	943,760
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	561,000	[b]	573,235
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b]	1,956,347
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	2,285,000	[b]	2,316,807
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	850,000	[b]	971,354
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	1,315,000	[b]	1,766,569
Community Health Systems, Scd. Notes		6.13	4/1/2030	1,685,000	[b]	1,669,557
Community Health Systems, Scd. Notes		6.88	4/15/2029	1,265,000	[b]	1,290,654
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	660,000	[b]	666,844
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	1,626,000	[b]	1,722,828
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	692,000	[b]	707,134
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	510,000	[b]	589,748

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Health Care - 11.3% (continued)
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	2,121,000	[b]	2,154,342
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	1,715,000	[b]	1,794,705
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	1,437,000	[b]	1,546,887
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	1,100,000	[b]	1,167,293
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	1,680,000	[b]	1,741,076
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	170,000	[b]	179,121
					26,912,175
Industrial - 3.5%
Gates Global, Gtd. Notes		6.25	1/15/2026	1,435,000	[b]	1,483,209
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	2,085,000	[b,c]	2,191,669
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	910,000		1,037,439
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,285,000	[b]	1,305,611
Vertiv Group, Sr. Scd. Notes		4.13	11/15/2028	980,000	[b]	991,481
VM Consolidated, Gtd. Notes		5.50	4/15/2029	1,331,000	[b]	1,339,545
					8,348,954
Insurance - 1.8%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	1,670,000	[b]	1,689,564
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	510,000	[b]	496,829
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,505,000	[b]	1,517,853
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b]	462,133
					4,166,379
Internet Software & Services - 2.4%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	2,895,000	[b]	2,696,417
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	739,000	[b]	732,349
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	2,395,000	[b]	2,350,932
					5,779,698
Materials - 6.1%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,357,000	[b,c]	1,399,121
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b]	1,974,455
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b]	468,429
Graham Packaging, Gtd. Notes		7.13	8/15/2028	1,725,000	[b]	1,787,962
LABL, Sr. Scd. Notes		5.88	11/1/2028	853,000	[b]	880,723
LABL, Sr. Unscd. Notes		8.25	11/1/2029	2,817,000	[b]	2,837,916
LABL, Sr. Unscd. Notes		10.50	7/15/2027	218,000	[b]	228,846
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	754,000	[b]	783,545
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	3,223,000	[b]	3,234,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Materials - 6.1% (continued)
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	770,000	[b]	874,037
					14,469,798
Media - 6.9%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	2,665,000	[b]	2,642,387
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	1,170,000	[b]	1,167,912
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b]	1,863,537
DIRECTV Financing, Sr. Scd. Notes		5.88	8/15/2027	960,000	[b]	984,192
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	568,000	[b]	578,031
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	568,000	[b]	574,745
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	2,711,000	[b]	2,727,402
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b]	1,020,016
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	1,706,000	[b]	1,736,273
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,242,443	[b,c]	1,448,930
TEGNA, Gtd. Notes		5.00	9/15/2029	562,000		575,662
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	945,000	[b]	1,003,864
					16,322,951
Metals & Mining - .9%
Arconic, Scd. Notes		6.13	2/15/2028	825,000	[b]	879,351
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	227,000	[b]	227,261
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	1,009,000	[b]	1,071,417
					2,178,029
Real Estate - 2.5%
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b]	850,711
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	3,125,000	[b]	3,163,641
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	825,000	[b]	844,817
XHR, Sr. Scd. Notes		4.88	6/1/2029	1,130,000	[b]	1,151,707
					6,010,876
Retailing - 9.3%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	341,000	[b]	347,963
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	650,000		661,547
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	3,360,000	[b,c]	3,321,360
Foundation Building Materials, Gtd. Notes		6.00	3/1/2029	390,000	[b]	383,723
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	880,000	[b]	871,341
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	1,800,000		1,780,227
Park River Holdings, Gtd. Notes		5.63	2/1/2029	726,000	[b]	694,350
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	1,672,000	[b]	1,640,391
Sonic Automotive, Gtd. Notes		4.63	11/15/2029	973,000	[b]	983,893

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.5% (continued)
Retailing - 9.3% (continued)
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,790,000	[b]	1,841,552
Staples, Sr. Unscd. Notes		10.75	4/15/2027	2,520,000	[b]	2,377,721
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	970,000	[b]	972,032
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	1,320,000	[b]	1,302,451
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	1,363,000	[b]	1,845,534
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	1,540,000	[b]	1,607,637
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,432,000	[b,c]	1,471,316
					22,103,038
Technology Hardware & Equipment - .6%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[b]	1,478,603
Telecommunication Services - 6.6%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	1,472,000	[b]	1,452,430
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b]	1,396,383
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b]	1,550,016
CommScope, Gtd. Notes		8.25	3/1/2027	3,045,000	[b]	3,133,061
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,245,000	[b]	2,363,087
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b]	1,802,319
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,820,000		2,041,385
Intrado, Gtd. Notes		8.50	10/15/2025	902,000	[b]	889,408
WP/AP Telecom Holdings III, Sr. Unscd. Notes	EUR	5.50	1/15/2030	520,000	[b]	603,164
Zayo Group Holdings, Sr. Unscd. Notes		6.13	3/1/2028	490,000	[b]	483,400
					15,714,653
Utilities - 1.1%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	1,730,000	[b]	1,732,673
Pike, Gtd. Notes		5.50	9/1/2028	945,000	[b]	948,497
					2,681,170
Total Bonds and Notes (cost $289,742,450)				298,134,476

Floating Rate Loan Interests - 8.8%
Chemicals - 1.0%
Flexsys, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	1,320,000	[d]	1,326,600
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.87	10/16/2025	970,708	[d]	972,528
					2,299,128
Commercial & Professional Services - .8%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	985,553	[d]	987,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.8% (continued)
Commercial & Professional Services - .8% (continued)
PECF USS Intermediate Holding, Initial Term Loan, 3 Month LIBOR +4.25%		4.75	12/17/2028	678,176	[d]	679,753
Travelport Finance Luxembourg, Term Loan, 3 Month LIBOR +8.75%		9.75	2/28/2025	269,299	[d]	277,563
					1,944,716
Consumer Discretionary - .4%
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	1,000,000	[d]	1,066,695
Environmental Control - .3%
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		4.97	8/12/2028	722,612	[d]	724,419
Health Care - 1.1%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	2,527,300	[d]	2,539,153
Industrial - .3%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	845,241	[d]	826,223
Information Technology - 2.6%
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	873,400	[d]	875,038
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	1,194,000	[d]	1,217,880
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		4.50	6/13/2024	1,435,253	[d]	1,430,768
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	114,138	[d]	113,733
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.25	12/1/2027	1,571,980	[d]	1,576,398
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		7.00	10/15/2029	851,282	[d]	858,305
					6,072,122
Insurance - 1.2%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		5.35	1/15/2029	1,657,513	[d]	1,652,855
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.60	2/28/2025	1,240,034	[d]	1,237,715
					2,890,570

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.8% (continued)
Media - .9%
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%	5.75	8/2/2027	2,023,425	[d]	2,027,897
Telecommunication Services - .2%
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	484,922	[d]	480,895
Total Floating Rate Loan Interests (cost $20,610,164)			20,871,818
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .0%
Skillsoft			14,781	[e]	135,246
Media - .1%
Altice USA, Cl. A			8,400	[e]	135,912
Total Common Stocks (cost $319,764)			271,158

Exchange-Traded Funds - 1.4%
Registered Investment Companies - 1.4%
iShares iBoxx High Yield Corporate Bond ETF			19,000		1,653,190
SPDR Bloomberg High Yield Bond ETF			15,230		1,653,521
Total Exchange-Traded Funds (cost $3,297,772)			3,306,711
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,630,278)	0.07		10,630,278	[f]	10,630,278
Total Investments (cost $324,600,428)			140.3%	333,214,441
Liabilities, Less Cash and Receivables			(40.3%)	(95,796,824)
Net Assets			100.0%	237,417,617

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $260,954,994 or 109.91% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Payment-in-kind security and interest may be paid in additional par.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Non-income producing security.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	15,677,041	-	15,677,041
Corporate Bonds	-	282,457,435	-	282,457,435
Equity Securities - Common Stocks	271,158	-	-	271,158
Exchange-Traded Funds	3,306,711	-	-	3,306,711
Floating Rate Loan Interests	-	20,871,818	-	20,871,818
Investment Companies	10,630,278	-	-	10,630,278
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	29,253	-	29,253
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(321,722)	-	(321,722)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

December 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
British Pound	400,000	United States Dollar	529,357	1/31/2022	12,023
Goldman Sachs
British Pound	780,000	United States Dollar	1,041,435	1/31/2022	14,257
United States Dollar	9,782,700	British Pound	7,335,000	1/31/2022	(144,863)
Euro	500,000	United States Dollar	566,631	1/31/2022	2,973
United States Dollar	23,718,008	Euro	20,975,000	1/31/2022	(176,859)
Gross Unrealized Appreciation					29,253
Gross Unrealized Depreciation					(321,722)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2021, accumulated net unrealized appreciation on investments was $8,614,013, consisting of $10,967,366 gross unrealized appreciation and $2,353,353 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.